                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS


                    PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource(SM) Diversified Bond Fund - Prospectus (10/30/06)       S-6495-99 Z

Effective Dec. 11, 2006 the following changes will be implemented for Class Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                            (LOAD) IMPOSED ON PURCHASES         (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                        (AS A PERCENTAGE OF OFFERING PRICE)       OF OFFERING PRICE AT TIME OF PURCHASE)
Class R4                                               None                                        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                                 FEE WAIVER/
                        MANAGEMENT      DISTRIBUTION      OTHER                    EXPENSE        NET
                           FEES         (12b-1) FEES    EXPENSES(b)    TOTAL    REIMBURSEMENT  EXPENSES(e)
Class R4(d)                0.46%            0.00%         0.39%        0.85%        0.12%        0.73%

(b)  Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Expenses for Class R4 have been restated to reflect the revised fee structure approved by the Board.
     ...
(d)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(e)  The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.73% for Class R4.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                               1 YEAR      3 YEARS       5 YEARS     10 YEARS
Class R4                        $75          $259          $460       $1,042


------------------------------------------------------------------------------
S-6495-9 C (12/06)

BUYING AND SELLING SHARES
The Investment Options Summary table and footnotes have been revised as follows:

INVESTMENT OPTIONS SUMMARY
See the "Fees and Expenses" table to determine which classes are offered by this fund.

--------------------------------------------------------------------------------------------------------
                                                      CONTINGENT       DISTRIBUTION     PLAN
                                     INITIAL SALES    DEFERRED SALES   AND SERVICE      ADMINISTRATION
                    AVAILABILITY     CHARGE           CHARGE (CDSC)    FEE(a)           FEE
--------------------------------------------------------------------------------------------------------
Class A             Available to     Yes. Payable     No.              Yes. 0.25%       N/A
                    all investors.   at time of
                                     purchase. Lower
                                     sales charge
                                     for larger
                                     investments.
--------------------------------------------------------------------------------------------------------
Class B(b)          Available to     No. Entire       Maximum 5%       Yes. 1.00%       N/A
                    all investors.   purchase price   CDSC during
                                     is invested in   the first year
                                     shares of the    decreasing to
                                     fund.            0% after six
                                                      years.
--------------------------------------------------------------------------------------------------------
Class C             Available to     No. Entire       1% CDSC may      Yes. 1.00%       N/A
                    all investors.   purchase price   apply if you
                                     is invested in   sell shares
                                     shares of the    within one
                                     fund.            year after
                                                      purchase.
--------------------------------------------------------------------------------------------------------
Class I             Limited to       No.              No.              No.              N/A
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------
Class R2            Limited to       No.              No.              Yes. 0.50%       Yes. 0.25%
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------
Class R3            Limited to       No.              No.              Yes. 0.25%       Yes. 0.25%
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------
Class R4            Limited to       No.              No.              No.              Yes. 0.25%
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------
Class R5            Limited to       No.              No.              No.              N/A
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------
Class W             Limited to       No.              No.              Yes. 0.25%       N/A
                    qualifying
                    discretionary
                    managed
                    accounts.
--------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.

The description of Investment Options will be modified as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o   Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

------------------------------------------------------------------------------
                                   -- 2 --

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.




------------------------------------------------------------------------------
                                   -- 3 --